Information For the Pension Plan With Respect To Accumulated Benefit Obligation and Plan Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan Pension Plans With Accumulated Benefit Obligations In Excess Of Plan Asset [Line Items]
Projected benefit obligation	$ 4,831	$ 4,163
Accumulated benefit obligation	3,298	2,806
Fair value of plan assets	$ 3,205	$ 2,813